Investment Strategy - iShares FTSE NAREIT All Equity REIT Index Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE Nareit All Equity REITs Index (the “Underlying Index”), which measures the stock performance of companies engaged in the ownership, disposal and development of income-producing real estate in the U.S. as defined by FTSE Nareit. Constituents of the Underlying Index include all tax-qualified real estate investment trusts (“REITs”) with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria as defined by FTSE Nareit. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).